Leases (Details) - Schedule of Minimum Lease Payments for the Company’s ROU Assets $ in Thousands	Jun. 30, 2023 USD ($)
Schedule of Minimum Lease Payments for the Company’s ROU Assets [Abstract]
2023	$ 2,652
2024	4,845
2025	3,444
2026	1,506
2027 and thereafter	1,598
Total undiscounted lease payments	14,045
Less: imputed interest	(459)
Present value of lease liabilities	$ 13,586